SCHEDULE OF FAIR VALUE OF WARRANTS (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Short-Term Debt [Line Items]
Initial value of common stock purchase warrants liability	1,888,106
Changes of fair value of common stock purchase warrants liability | $	$ (759,471)
Common stock purchase sarrants liability as of December 31, 2021	1,128,635	1,888,106
Convertible Note- Tarlos Victory [Member]
Short-Term Debt [Line Items]
Initial value of common stock purchase warrants liability	311,649
Changes of fair value of common stock purchase warrants liability | $	$ (186,893)
Common stock purchase sarrants liability as of December 31, 2021	124,756	311,649
Convertible Note-Mast Hill [Member]
Short-Term Debt [Line Items]
Initial value of common stock purchase warrants liability	576,233
Changes of fair value of common stock purchase warrants liability | $	$ (201,077)
Common stock purchase sarrants liability as of December 31, 2021	375,156	576,233
Convertible Note-First Fire [Member]
Short-Term Debt [Line Items]
Initial value of common stock purchase warrants liability	196,037
Changes of fair value of common stock purchase warrants liability | $	$ (70,629)
Common stock purchase sarrants liability as of December 31, 2021	125,408	196,037
Convertible Note-LGH [Member]
Short-Term Debt [Line Items]
Initial value of common stock purchase warrants liability	214,644
Changes of fair value of common stock purchase warrants liability | $	$ (88,980)
Common stock purchase sarrants liability as of December 31, 2021	125,664	214,644
Convertible Note -Fourth Man [Member]
Short-Term Debt [Line Items]
Initial value of common stock purchase warrants liability	214,867
Changes of fair value of common stock purchase warrants liability | $	$ (89,046)
Common stock purchase sarrants liability as of December 31, 2021	125,821	214,867
Convertible Note-Jeffery Street [Member]
Short-Term Debt [Line Items]
Initial value of common stock purchase warrants liability	187,338
Changes of fair value of common stock purchase warrants liability | $	$ (61,423)
Common stock purchase sarrants liability as of December 31, 2021	125,915	187,338
Convertible Note -Blue Lake [Member]
Short-Term Debt [Line Items]
Initial value of common stock purchase warrants liability	187,338
Changes of fair value of common stock purchase warrants liability | $	$ (61,423)
Common stock purchase sarrants liability as of December 31, 2021	125,915	187,338
Measurement Input, Price Volatility [Member] | Convertible Note- Tarlos Victory [Member]
Short-Term Debt [Line Items]
Warrants measurement input	187.3
Measurement Input, Price Volatility [Member] | Convertible Note-Mast Hill [Member]
Short-Term Debt [Line Items]
Warrants measurement input	187.3
Measurement Input, Price Volatility [Member] | Convertible Note-First Fire [Member]
Short-Term Debt [Line Items]
Warrants measurement input	187.3
Measurement Input, Price Volatility [Member] | Convertible Note-LGH [Member]
Short-Term Debt [Line Items]
Warrants measurement input	187.3
Measurement Input, Price Volatility [Member] | Convertible Note -Fourth Man [Member]
Short-Term Debt [Line Items]
Warrants measurement input	187.3
Measurement Input, Price Volatility [Member] | Convertible Note-Jeffery Street [Member]
Short-Term Debt [Line Items]
Warrants measurement input	187.3
Measurement Input, Price Volatility [Member] | Convertible Note -Blue Lake [Member]
Short-Term Debt [Line Items]
Warrants measurement input	187.3
Measurement Input, Expected Dividend Rate [Member] | Convertible Note- Tarlos Victory [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.0
Measurement Input, Expected Dividend Rate [Member] | Convertible Note-Mast Hill [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.0
Measurement Input, Expected Dividend Rate [Member] | Convertible Note-First Fire [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.0
Measurement Input, Expected Dividend Rate [Member] | Convertible Note-LGH [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.0
Measurement Input, Expected Dividend Rate [Member] | Convertible Note -Fourth Man [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.0
Measurement Input, Expected Dividend Rate [Member] | Convertible Note-Jeffery Street [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.0
Measurement Input, Expected Dividend Rate [Member] | Convertible Note -Blue Lake [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.0
Measurement Input, Expected Term [Member] | Convertible Note- Tarlos Victory [Member]
Short-Term Debt [Line Items]
Weighted average expected life	2 years 9 months 18 days
Measurement Input, Expected Term [Member] | Convertible Note-Mast Hill [Member]
Short-Term Debt [Line Items]
Weighted average expected life	2 years 9 months 18 days
Measurement Input, Expected Term [Member] | Convertible Note-First Fire [Member]
Short-Term Debt [Line Items]
Weighted average expected life	2 years 10 months 24 days
Measurement Input, Expected Term [Member] | Convertible Note-LGH [Member]
Short-Term Debt [Line Items]
Weighted average expected life	2 years 10 months 24 days
Measurement Input, Expected Term [Member] | Convertible Note -Fourth Man [Member]
Short-Term Debt [Line Items]
Weighted average expected life	2 years 10 months 24 days
Measurement Input, Expected Term [Member] | Convertible Note-Jeffery Street [Member]
Short-Term Debt [Line Items]
Weighted average expected life	2 years 10 months 24 days
Measurement Input, Expected Term [Member] | Convertible Note -Blue Lake [Member]
Short-Term Debt [Line Items]
Weighted average expected life	2 years 10 months 24 days
Measurement Input, Risk Free Interest Rate [Member] | Convertible Note- Tarlos Victory [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.97
Measurement Input, Risk Free Interest Rate [Member] | Convertible Note-Mast Hill [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.97
Measurement Input, Risk Free Interest Rate [Member] | Convertible Note-First Fire [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.97
Measurement Input, Risk Free Interest Rate [Member] | Convertible Note-LGH [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.97
Measurement Input, Risk Free Interest Rate [Member] | Convertible Note -Fourth Man [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.97
Measurement Input, Risk Free Interest Rate [Member] | Convertible Note-Jeffery Street [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.97
Measurement Input, Risk Free Interest Rate [Member] | Convertible Note -Blue Lake [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.97